UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report

September 30, 2016

CLEARBRIDGE

SMALL CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of ClearBridge Small Cap Value Fund for the twelve-month reporting period ended September 30, 2016.
Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look
forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

II

ClearBridge Small Cap Value Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended September 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First and second quarter 2016 GDP growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s initial reading for third quarter 2016 GDP growth — released after the reporting period ended — was 2.9%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, a smaller decrease in state and local government spending and an upturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended on September 30, 2016, the unemployment rate was 5.0%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In September 2016,
24.9% of Americans looking for a job had been out of work for more than six months, versus 26.8% when the period began.

After an
extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and
0.50%. At its meeting that concluded on September 21, 2016, as well as during the prior meetings of the year, the Fed kept rates on hold. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ClearBridge Small Cap Value Fund

III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization U.S. companies or in other investments with similar economic characteristics. The Fund may invest up to 20% of its net assets in shares of companies with larger market capitalizations.

We emphasize individual security selection while spreading the Fund’s investments among industries and sectors. We use both quantitative and fundamental methods to identify stocks of smaller capitalization companies that we believe have a high probability of outperforming other stocks in the same industry or sector.

We use quantitative parameters to select a universe of smaller capitalized companies that fit the Fund’s general investment criteria. In selecting individual securities from within this range, we look for
“value” attributes, such as low stock price relative to earnings, book value and cash flow, as well as those with a high return on invested capital. We also use quantitative methods to identify catalysts and trends that might influence the
Fund’s industry or sector focus, or our individual security selection.

Q. What were the overall market conditions during the
Fund’s reporting period?

A. Volatility picked up during the year, with small cap stocks staging rebounds from several sharp, albeit short-lived sell-offs to finish strongly positive for the reporting period, with the small cap Russell 2000 Indexi gaining 15.47%. The Russell 2000 Value Indexii posted an 18.81% gain. Stocks finished the period with solid gains as continued accommodation from the Federal Reserve Board
(the “Fed)iii offset weakness in the Energy and Consumer Discretionary sectors. Crude oil prices declined 5% during the year as energy producers continued to reduce capacity to work through global supply/demand imbalances. This hurt the Energy sector for the second consecutive year as Energy was the only sector in the small cap index to record a loss during the period.

The extended bull market for U.S. equities, now in its eighth year, ran into difficulties throughout the period. Stocks declined more than 10% in a series of sell-offs from late December through mid-February. This correction came on the heels of the Fed’s first interest-rate increase since prior to the global financial crisis and concerns about slowing global growth centered on China. Oil prices fell in tandem with equities, dropping below $30 per barrel for the first time in 12 years.

In
reaction to the global turmoil, the Fed softened its stance on raising rates while central banks in the European Union (“EU”), Japan and China extended their stimulus programs. These moves resulted in negative interest rates becoming prevalent across much of the global government bond universe, increasing the attractiveness of stocks.

Markets suffered another sharp sell-off following
Brexit, the passage of a referendum by voters in Great Britain to leave the European Union, but quickly rebounded as major indexes finished the period near all-time highs. Small capitalization companies staged a sharp rally in the final three

ClearBridge Small Cap Value Fund 2016 Annual Report

1

Fund overview (cont’d)

months of the fiscal year, buoyed by improving earnings and signs that the Fed would likely raise interest rates another quarter point by the end of 2016.

Q. How did we respond to these changing market conditions?

A. We spent the early portion of the reporting period repositioning the portfolio to target small companies with good balance sheets and strong earnings potential trading below our estimation of their intrinsic value. We repositioned a significant portion of our financial exposure during the quarter, partially on the belief that the Fed will remain accommodative and raise rates at a gradual pace following its initial move. We increased our allocation to real estate as we expect rate tightening will be more measured than the market is predicting, which should be beneficial to income-oriented stocks, such as real estate investment trusts
(“REITs”)iv.

Throughout the year, we closely monitored the global macroeconomic and related commodity weakness for additional opportunities to add to out-of-favor names that may be challenged in the short term, but are positively positioned for the long term. Our belief that the industrial portion of the U.S. economy is headed for a cyclical recovery led us to rebalance our allocation in industrials stocks and shift more of our Information Technology
(“IT”) exposure to semiconductor and semiconductor equipment stocks.

As value managers, we believe owning companies at various stages of recovery from financial distress or that are mispriced compared to their earnings prospects gives us the best chance to deliver consistent performance through varying market conditions. Continued accommodation from the Fed and the health of the industrial economy give us confidence in the prospects for our portfolio companies. We believe the change in small cap market leadership during the final three months of the period toward more cyclical names should be beneficial going forward. The
Fund is overweight the Technology, Industrials and Consumer Discretionary sectors leaving it, in our opinion, well-positioned for a continued U.S. expansion.

Performance review

For the twelve months ended September 30, 2016,
Class A shares of ClearBridge Small Cap Value Fund, excluding sales charges, returned 12.97%. The Fund’s unmanaged benchmark, the Russell 2000 Value Index, returned 18.81% for the same period. The Lipper Small Cap Value Funds Category
Average1 returned 15.17% over the same time frame.

[1]

Lipper, Inc. a wholly owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the twelve month period ended September 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 293 funds in the Fund’s Lipper category, and excluding sales charges, if any.

2

ClearBridge Small Cap Value Fund 2016 Annual Report

Performance Snapshot
as of September 30,
2016 (unaudited)

(excluding sales charges)

6 months

12 months

ClearBridge Small Cap Value Fund:

Class A

13.49
%

12.97
%

Class C

13.11
%

12.20
%

Class I

13.69
%

13.37
%

Class IS

13.78
%

13.47
%

Russell 2000 Value Index

13.55
%

18.81
%

Lipper Small Cap Value Funds Category Average[1]

9.81
%

15.17
%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all
distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses
(unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.33%, 2.05%, 0.93% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What were the leading
contributors to performance?

A. On an absolute basis, the Fund’s positions in eight of the 10 sectors in which it was invested (out of 11 sectors in total) contributed positively to performance for the period. The greatest contributions to absolute returns came from the Fund’s holdings in the Industrials, IT and Consumer Discretionary sectors.

Relative to the benchmark, the Fund’s overall sector allocation contributed to performance. In particular, an underweight to the Utilities sector, overweights to the IT and Materials sectors, as well as stock selection in the Consumer Discretionary and Energy sectors, contributed the most to returns.

In terms
of individual Fund holdings, leading contributors to performance for the period included positions in Rudolph Technologies Inc. in the IT sector, Koppers Holdings Inc. in the Materials sector, Tutor Perini Corp. in the Industrials sector, as well as
Superior Industries International Inc. and Wolverine World Wide Inc. in the Consumer Discretionary sector.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended
September 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 318 funds for the six-month period and among the 293 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Small Cap Value Fund 2016 Annual Report

3

Fund overview (cont’d)

Q. What were the leading detractors from performance?

A. Relative to the benchmark, the Fund’s overall stock selection detracted from performance. In particular, stock selection within the
Financials, IT, Real Estate and Health Care sectors had the most significant negative impact on relative returns. An overweight to the Energy sector and underweights to the Real Estate and the Financials sector also hurt relative performance for the period.

In terms of individual Fund holdings, leading detractors from performance for the period included positions in Greenhill & Co., Signature
Bank and Och-Ziff Capital Management Group LLC in the Financials sector, Triumph Group Inc. in the Industrials sector and WPX Energy in the Energy sector.

Q. Were there any significant changes to the Fund during the reporting period?

A. Over the course of the period, we made a significant number of changes. We initiated a number of new positions, the largest being in Starwood
Property Trust Inc., Western Alliance Bancorp. and Texas Capital Bancshares Inc. in the Financials sector, Tupperware Brands Corp. in the Consumer Discretionary sector and Retail Properties of America Inc. in the Real Estate sector. We also closed several positions, including Burlington Stores in the Consumer Discretionary sector, Tompkins Financial and Raymond

James Financial in the Financials
sector, Plantronics in the IT sector and Altra Industrial Motion in the Industrials Sector.

Thank you for your investment in ClearBridge Small Cap Value
Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Tim Daubenspeck

Portfolio Manager

ClearBridge Investments, LLC

Miguel del Gallego, CFA

Portfolio Manager

ClearBridge Investments, LLC

October 18, 2016

RISKS: Equity securities are subject to market and price fluctuations. Stocks of small capitalization companies may involve a higher degree of risk and volatility than stocks of larger capitalization companies. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of September 30, 2016 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of September 30, 2016 were: Dana Inc. (3.0%), Western Alliance Bancorp (2.9%), WCI Communities
Inc. (2.8%), Affiliated Managers Group Inc. (2.5%), Signature Bank (2.4%), Starwood Property Trust Inc. (2.4%), Molina Healthcare Inc. (2.4%), Wintrust Financial Corp. (2.4%), Methode Electronics Inc. (2.3%) and Triumph Group Inc. (2.3%). Please
refer to pages 11 through 14 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational
purposes only and should not be

4

ClearBridge Small Cap Value Fund 2016 Annual Report

construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of
September 30, 2016 were: Financials (26.5%), Industrials (14.1%), Information Technology (13.3%), Consumer Discretionary (12.7%) and Real Estate (10.3%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a
forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ii

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv
  Real estate investment trusts (“REITs”) invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

ClearBridge Small Cap Value Fund 2016 Annual Report

5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of September 30, 2016 and September 30, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡
Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

6

ClearBridge Small Cap Value Fund 2016 Annual Report

Fund expenses
(unaudited)

Example

As a shareholder of the Fund, you
may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April
1, 2016 and held for the six months ended September 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are
meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return Without Sales Charge[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class A

13.49
%

$
1,000.00

$
1,134.90

1.35
%

$
7.21

Class A

5.00
%

$
1,000.00

$
1,018.25

1.35
%

$
6.81

Class C

13.11

1,000.00

1,131.10

2.02

10.76

Class C

5.00

1,000.00

1,014.90

2.02

10.18

Class I

13.69

1,000.00

1,136.90

0.97

5.18

Class I

5.00

1,000.00

1,020.15

0.97

4.90

Class IS

13.78

1,000.00

1,137.80

0.87

4.65

Class IS

5.00

1,000.00

1,020.65

0.87

4.39

ClearBridge Small Cap Value Fund 2016 Annual Report

7

Fund expenses (unaudited) (cont’d)

[1]
For the six months ended September 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.
Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

8

ClearBridge Small Cap Value Fund 2016 Annual Report

Fund performance (unaudited)

Average annual total
returns

Without sales charges[1]

Class A

Class C

Class I

Class IS

Twelve Months Ended 9/30/16

12.97
%

12.20
%

13.37
%

13.47
%

Five Years Ended 9/30/16

12.99

12.16

13.36

N/A

Ten Years Ended 9/30/16

5.12

4.28

5.48

N/A

Inception* through 9/30/16

—

—

—

6.09

With sales charges[2]

Class A

Class C

Class I

Class IS

Twelve Months Ended 9/30/16

6.46
%

11.20
%

13.37
%

13.47
%

Five Years Ended 9/30/16

11.67

12.16

13.36

N/A

Ten Years Ended 9/30/16

4.50

4.28

5.48

N/A

Inception* through 9/30/16

—

—

—

6.09

Cumulative total returns

Without sales charges[1]

Class A (9/30/06 through 9/30/16)

64.70
%

Class C (9/30/06 through 9/30/16)

52.06

Class I (9/30/06 through 9/30/16)

70.45

Class IS (Inception date of 5/22/13 through 9/30/16)

21.98

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*
Inception dates for Class A, C, I and IS shares are February 26, 1999, February 26, 1999, April 14, 2003 and May 22, 2013, respectively.

ClearBridge Small Cap Value Fund 2016 Annual Report

9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A and C Shares of ClearBridge Small Cap Value Fund vs. Russell 2000 Value Index† —
September 2006 - September 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†
Hypothetical illustration of $10,000 invested in Class A and C shares on September 30, 2006, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through September 30, 2016. The hypothetical illustration also assumes a $10,000 investment in the Russell 2000 Value
Index. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10

ClearBridge Small Cap Value Fund 2016 Annual Report

Schedule of investments

September 30, 2016

ClearBridge Small Cap Value Fund

Security

Shares

Value

Common Stocks — 98.2%

Consumer Discretionary — 12.7%

Auto Components — 4.4%

Dana Inc.

347,720

$
5,420,955

Superior Industries International Inc.

84,325

2,458,917

Total Auto Components

7,879,872

  Hotels, Restaurants & Leisure —
1.4%

Bloomin’ Brands Inc.

138,800

2,392,912

Household Durables — 4.9%

Tupperware Brands Corp.

55,550

3,631,304

WCI Communities Inc.

212,270

5,035,044
*

Total Household Durables

8,666,348

  Textiles, Apparel & Luxury Goods —
2.0%

Wolverine World Wide Inc.

156,840

3,612,025

Total Consumer Discretionary

22,551,157

Consumer Staples — 2.2%

Food & Staples Retailing — 2.2%

Weis Markets Inc.

74,370

3,941,610

Energy — 5.9%

  Energy Equipment & Services —
4.4%

Forum Energy Technologies Inc.

146,130

2,902,142
*

Superior Energy Services Inc.

141,730

2,536,967

TETRA Technologies Inc.

397,030

2,425,853
*

Total Energy Equipment & Services

7,864,962

  Oil, Gas & Consumable Fuels —
1.5%

Carrizo Oil & Gas Inc.

67,080

2,724,790
*

Total Energy

10,589,752

Financials — 26.5%

Banks — 17.8%

BankUnited Inc.

97,610

2,947,822

First Republic Bank

41,160

3,173,848

Great Western Bancorp Inc.

78,650

2,620,618

Lakeland Bancorp Inc.

124,286

1,744,975

Signature Bank

36,780

4,356,591
*

SVB Financial Group

36,100

3,990,494
*

Texas Capital Bancshares Inc.

63,420

3,483,026
*

Western Alliance Bancorp

138,750

5,208,675
*

Wintrust Financial Corp.

75,930

4,219,430

Total Banks

31,745,479

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

11

Schedule of investments (cont’d)

September 30, 2016

ClearBridge Small Cap Value Fund

Security

Shares

Value

Capital Markets — 3.5%

Affiliated Managers Group Inc.

30,420

$
4,401,774
*

Och-Ziff Capital Management Group LLC, Class A Shares

401,230

1,741,338

Total Capital Markets

6,143,112

Insurance — 2.8%

Axis Capital Holdings Ltd.

69,040

3,750,943

Crawford & Co., Class A Shares

137,409

1,229,811

Total Insurance

4,980,754

  Mortgage Real Estate Investment (REITs) —
2.4%

Starwood Property Trust Inc.

189,480

4,267,090

Total Financials

47,136,435

Health Care — 6.9%

  Health Care Providers & Services —
6.9%

Brookdale Senior Living Inc.

99,880

1,742,906
*

Civitas Solutions Inc.

134,620

2,458,161
*

Cross Country Healthcare Inc.

322,897

3,803,727
*

Molina Healthcare Inc.

72,800

4,245,696
*

Total Health Care

12,250,490

Industrials — 14.1%

Aerospace & Defense — 2.3%

Triumph Group Inc.

146,270

4,078,007

  Commercial Services & Supplies —
3.0%

ACCO Brands Corp.

291,128

2,806,474
*

Herman Miller Inc.

89,370

2,555,982

Total Commercial Services & Supplies

5,362,456

Construction & Engineering — 3.6%

EMCOR Group Inc.

55,996

3,338,482

Tutor Perini Corp.

141,990

3,048,525
*

Total Construction & Engineering

6,387,007

Machinery — 2.1%

Harsco Corp.

200,440

1,990,369

Manitowoc Co. Inc.

367,040

1,758,122

Total Machinery

3,748,491

Professional Services — 1.7%

TrueBlue Inc.

139,006

3,149,876
*

Road & Rail — 1.4%

Heartland Express Inc.

131,850

2,489,328

Total Industrials

25,215,165

See Notes to Financial Statements.

12

ClearBridge Small Cap Value Fund 2016 Annual Report

ClearBridge Small Cap Value Fund

Security

Shares

Value

Information Technology — 13.3%

Communications Equipment — 2.0%

Digi International Inc.

309,970

$
3,533,658
*

  Electronic Equipment, Instruments & Components —
3.5%

AVX Corp.

155,460

2,143,793

Methode Electronics Inc.

118,000

4,126,460

Total Electronic Equipment, Instruments & Components

6,270,253

  Semiconductors & Semiconductor Equipment —
6.8%

ON Semiconductor Corp.

247,430

3,048,338
*

Rudolph Technologies Inc.

223,710

3,968,616
*

Teradyne Inc.

158,580

3,422,156

Veeco Instruments Inc.

85,180

1,672,083
*

Total Semiconductors & Semiconductor Equipment

12,111,193

  Technology Hardware, Storage & Peripherals —
1.0%

Avid Technology Inc.

214,500

1,703,130
*

Total Information Technology

23,618,234

Materials — 4.3%

Chemicals — 2.7%

Koppers Holdings Inc.

89,690

2,886,224
*

Kraton Corp.

54,930

1,924,747
*

Total Chemicals

4,810,971

Metals & Mining — 0.5%

Haynes International Inc.

22,870

848,706

Paper & Forest Products — 1.1%

Boise Cascade Co.

81,220

2,062,988
*

Total Materials

7,722,665

Real Estate — 10.3%

  Equity Real Estate Investment Trusts (REITs) —
10.3%

Cousins Properties Inc.

196,670

2,053,235

EastGroup Properties Inc.

26,410

1,942,719

Empire State Realty Trust Inc., Class A Shares

80,020

1,676,419

First Potomac Realty Trust

293,750

2,687,812

Highwoods Properties Inc.

31,480

1,640,738

Kite Realty Group Trust

71,840

1,991,405

Pebblebrook Hotel Trust

45,520

1,210,832

Retail Properties of America Inc., Class A Shares

188,550

3,167,640

Urstadt Biddle Properties Inc., Class A Shares

87,790

1,950,694

Total Real Estate

18,321,494

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

13

Schedule of investments (cont’d)

September 30, 2016

ClearBridge Small Cap Value Fund

Security

Shares

Value

Utilities — 2.0%

Electric Utilities — 2.0%

MGE Energy Inc.

31,470

$
1,778,369

Portland General Electric Co.

42,820

1,823,704

Total Utilities

3,602,073

  Total Investments before Short-Term Investments (Cost —
$134,474,185)

174,949,075

Rate

Short-Term Investments — 1.9%

  State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost —
$3,404,881)

0.186%

3,404,881

3,404,881

Total Investments — 100.1% (Cost — $137,879,066#)

178,353,956

Liabilities in Excess of Other Assets — (0.1)%

(243,657
)

Total Net Assets — 100.0%

$
178,110,299

*
Non-income producing security.

#
Aggregate cost for federal income tax purposes is $138,294,981.

See Notes to Financial Statements.

14

ClearBridge Small Cap Value Fund 2016 Annual Report

Statement of assets and liabilities

September 30, 2016

Assets:

Investments, at value (Cost — $137,879,066)

$
178,353,956

Dividends and interest receivable

243,284

Receivable for Fund shares sold

16,428

Prepaid expenses

24,163

Total Assets

178,637,831

Liabilities:

Payable for Fund shares repurchased

127,373

Investment management fee payable

114,018

Service and/or distribution fees payable

60,002

Payable for securities purchased

8,008

Trustees’ fees payable

1,846

Accrued expenses

216,285

Total Liabilities

527,532

Total Net Assets

$
178,110,299

Net Assets:

Par value (Note 7)

$
88

Paid-in capital in excess of par value

126,032,880

Overdistributed net investment income

(102,318)

Accumulated net realized gain on investments

11,704,759

Net unrealized appreciation on investments

40,474,890

Total Net Assets

$
178,110,299

Net Assets:

Class A

$111,962,018

Class C

$45,359,135

Class I

$14,039,229

Class IS

$6,749,917

Shares Outstanding:

Class A

5,313,721

Class C

2,571,439

Class I

629,029

Class IS

302,330

Net Asset Value:

Class A (and redemption price)

$21.07

Class C*

$17.64

Class I (and redemption price)

$22.32

Class IS (and redemption price)

$22.33

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)

$22.36

*
Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial
Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

15

Statement of operations

For the Year Ended September 30, 2016

Investment Income:

Dividends & distributions

$
2,642,936

Return of capital (Note 1(c))

(129,049)

Net Dividends and Distributions

2,513,887

Interest

15,130

Less: Foreign taxes withheld

(1,523)

Total Investment Income

2,527,494

Expenses:

Investment management fee (Note 2)

1,307,634

Service and/or distribution fees (Notes 2 and 5)

731,383

Transfer agent fees (Note 5)

367,981

Registration fees

60,973

Legal fees

44,135

Shareholder reports

33,238

Audit and tax fees

31,565

Fund accounting fees

17,235

Trustees’ fees

12,248

Insurance

3,828

Custody fees

410

Miscellaneous expenses

5,572

Total Expenses

2,616,202

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)

(17,172)

Net Expenses

2,599,030

Net Investment Loss

(71,536)

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):

Net Realized Gain From:

Investment transactions

17,398,430

REIT distributions

136,608

Net Realized Gain

17,535,038

Change in Net Unrealized Appreciation (Depreciation)

3,483,754

Net Gain on Investments

21,018,792

Increase in Net Assets From Operations

$
20,947,256

See Notes to Financial
Statements.

16

ClearBridge Small Cap Value Fund 2016 Annual Report

Statements of changes in net assets

For the Years Ended September 30,

2016

2015

Operations:

Net investment income (loss)

$
(71,536)

$
140,307

Net realized gain

17,535,038

11,785,375

Change in net unrealized appreciation (depreciation)

3,483,754

(22,415,892)

Increase (Decrease) in Net Assets From Operations

20,947,256

(10,490,210)

Distributions to Shareholders From (Notes 1 and 6):

Net investment income

(120,016)

—

Net realized gains

(7,913,574)

(24,408,951)

  Decrease in Net Assets From Distributions to
Shareholders

(8,033,590)

(24,408,951)

Fund Share Transactions (Note 7):

Net proceeds from sale of shares

17,734,998

22,584,843

Reinvestment of distributions

7,475,925

22,730,295

Cost of shares repurchased

(46,384,982)

(42,242,838)

  Increase (Decrease) in Net Assets From Fund Share
Transactions

(21,174,059)

3,072,300

Decrease in Net Assets

(8,260,393)

(31,826,861)

Net Assets:

Beginning of year

186,370,692

218,197,553

End of year*

$
178,110,299

$
186,370,692

*Includes(overdistributed) undistributed net investment income of:

$(102,318)

$88,095

See Notes to Financial
Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

17

Financial highlights

For a share of each class of
beneficial interest outstanding throughout each year ended September 30:

Class A Shares[1]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$19.46

$23.10

$23.73

$18.81

$14.65

Income (loss) from operations:

Net investment income

0.02

0.05

0.06

0.05

0.00
[2]

Net realized and unrealized gain (loss)

2.42

(1.15)

1.46

4.87

4.16

Total income (loss) from operations

2.44

(1.10)

1.52

4.92

4.16

Less distributions from:

Net investment income

(0.00)
[2]

—

—

—

—

Net realized gains

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(0.83)

(2.54)

(2.15)

—

—

Net asset value, end of year

$21.07

$19.46

$23.10

$23.73

$18.81

Total return[3]

12.97
%

(5.56)
%

6.57
%

26.22
%

28.33
%

Net assets, end of year (000s)

$111,962

$110,749

$127,013

$123,872

$120,011

Ratios to average net assets:

Gross expenses

1.37
%

1.32
%

1.34
%

1.33
%

1.23
%

Net expenses

1.35
[4,5]

1.32
[4]

1.34

1.33

1.23

Net investment income

0.10

0.21

0.25

0.27

0.02

Portfolio turnover rate

61
%

30
%

27
%

32
%

23
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
Amount represents less than $0.005 per share.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’
consent.

[5]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18

ClearBridge Small Cap Value Fund 2016 Annual Report

For a share of each class of
beneficial interest outstanding throughout each year ended September 30:

Class C Shares[1]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$16.53

$20.12

$21.09

$16.83

$13.22

Income (loss) from operations:

Net investment loss

(0.10)

(0.09)

(0.11)

(0.08)

(0.14)

Net realized and unrealized gain (loss)

2.04

(0.96)

1.29

4.34

3.75

Total income (loss) from operations

1.94

(1.05)

1.18

4.26

3.61

Less distributions from:

Net realized gains

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(0.83)

(2.54)

(2.15)

—

—

Net asset value, end of year

$17.64

$16.53

$20.12

$21.09

$16.83

Total return[2]

12.20
%

(6.20)
%

5.72
%

25.31
%

27.31
%

Net assets, end of year (000s)

$45,359

$50,909

$63,661

$72,846

$74,686

Ratios to average net assets:

Gross expenses

2.06
%

2.04
%

2.08
%

2.04
%

2.13
%

Net expenses

2.06
[3]

2.04
[3]

2.08

2.04

2.13

Net investment loss

(0.59)

(0.50)

(0.50)

(0.43)

(0.90)

Portfolio turnover rate

61
%

30
%

27
%

32
%

23
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’
consent.

See Notes to
Financial Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

19

Financial highlights (cont’d)

For a share of each class of
beneficial interest outstanding throughout each year ended September 30:

Class I Shares[1]

2016

2015

2014

2013

2012

Net asset value, beginning of year

$20.59

$24.20

$24.69

$19.50

$15.16

Income (loss) from operations:

Net investment income

0.09

0.14

0.15

0.11

0.04

Net realized and unrealized gain (loss)

2.57

(1.21)

1.51

5.08

4.30

Total income (loss) from operations

2.66

(1.07)

1.66

5.19

4.34

Less distributions from:

Net investment income

(0.10)

—

—

—

—

Net realized gains

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(0.93)

(2.54)

(2.15)

—

—

Net asset value, end of year

$22.32

$20.59

$24.20

$24.69

$19.50

Total return[2]

13.37
%

(5.15)
%

6.90
%

26.62
%

28.63
%

Net assets, end of year (000s)

$14,039

$17,431

$18,249

$32,419

$20,154

Ratios to average net assets:

Gross expenses

0.98
%

0.92
%

1.00
%

0.99
%

1.13
%

Net expenses[3]

0.98

0.92

1.00
[4]

0.99

1.05
[4]

Net investment income

0.44

0.61

0.61

0.53

0.20

Portfolio turnover rate

61
%

30
%

27
%

32
%

23
%

[1]
Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’
consent. Prior to August 3, 2015, the expense limitation was 1.05%.

[4]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20

ClearBridge Small Cap Value Fund 2016 Annual Report

For a share of each class of
beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]

2016

2015

2014

2013[2]

Net asset value, beginning of year

$20.61

$24.21

$24.69

$23.32

Income (loss) from operations:

Net investment income

0.12

0.16

0.15

0.03

Net realized and unrealized gain (loss)

2.57

(1.22)

1.52

1.34

Total income (loss) from operations

2.69

(1.06)

1.67

1.37

Less distributions from:

Net investment income

(0.14)

—

—

—

Net realized gains

(0.83)

(2.54)

(2.15)

—

Total distributions

(0.97)

(2.54)

(2.15)

—

Net asset value, end of year

$22.33

$20.61

$24.21

$24.69

Total return[3]

13.47
%

(5.06)
%

6.95
%

5.87
%

Net assets, end of year (000s)

$6,750

$7,281

$9,275

$11

Ratios to average net assets:

Gross expenses

0.88
%

0.86
%

0.87
%

1.13
%[4]

Net expenses[5]

0.88

0.86

0.87

0.99
[4,6]

Net investment income

0.57

0.68

0.59

0.30
[4]

Portfolio turnover rate

61
%

30
%

27
%

32
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the period May 22, 2013 (inception date) to September 30, 2013.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class lS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2016 Annual Report

21

Notes to financial statements

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The
Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.
Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time).
If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

22

ClearBridge Small Cap Value Fund 2016 Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions;
information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Value Fund 2016 Annual Report

23

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Common stocks†

$
174,949,075

—

—

$
174,949,075

Short-term investments†

3,404,881

—

—

3,404,881

Total investments

$
178,353,956

—

—

$
178,353,956

†
See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions.
Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The
Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

24

ClearBridge Small Cap Value Fund 2016 Annual Report

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies.
Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the
Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign
tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Overdistributed Net Investment Income

Accumulated Net Realized Gain

Paid-in Capital

(a)

$
974

—

$
(974)

(b)

165

$
(165)

—

(a)
Reclassifications are due to a tax net operating loss.

(b)
Reclassifications are due to book/tax differences in the treatment of distributions.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners
Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

ClearBridge Small Cap Value Fund 2016 Annual Report

25

Notes to financial statements (cont’d)

expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed
1.35%, 2.10%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived
and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the year ended September 30, 2016, fees waived and/or expenses reimbursed amounted to $17,172.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of
Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended September 30, 2016, LMIS and its affiliates retained sales charges of $23,051 on sales of the Fund’s Class A shares. In addition, for the year ended September 30, 2016, CDSCs paid to LMIS and its affiliates were:

Class A

Class C

CDSCs

$
78

$
1,591

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the
Trust.

3. Investments

During the
year ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
104,874,366

Sales

134,589,656

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
44,110,558

Gross unrealized depreciation

(4,051,583)

Net unrealized appreciation

$
40,058,975

26

ClearBridge Small Cap Value Fund 2016 Annual Report

4. Derivative instruments and hedging activities

During the year ended September 30, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule
12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended September 30, 2016, class
specific expenses were as follows:

Service and/or Distribution Fees

Transfer Agent Fees

Class A

$
269,111

$
264,677

Class C

462,272

87,396

Class I

—

15,495

Class IS

—

413

Total

$
731,383

$
367,981

For the year ended September 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Class A

$
17,172

Class C

—

Class I

—

Class IS

—

Total

$
17,172

6. Distributions to shareholders by class

Year Ended September 30, 2016

Year Ended September 30, 2015

Net Investment Income:

Class A

$
10,442

—

Class C

—

—

Class I

62,927

—

Class IS

46,647

—

Total

$
120,016

—

Net Realized Gains:

Class A

$
4,638,373

$
13,787,870

Class C

2,472,905

7,789,470

Class I

524,643

1,898,272

Class IS

277,653

933,339

Total

$
7,913,574

$
24,408,951

ClearBridge Small Cap Value Fund 2016 Annual Report

27

Notes to financial statements (cont’d)

7. Shares of beneficial interest

At September 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Year Ended September 30, 2016

Year Ended September 30, 2015

Shares

Amount

Shares

Amount

Class A

Shares sold

595,232

$
11,209,298

673,270

$
14,774,473

Shares issued on reinvestment

238,274

4,559,733

642,889

13,481,548

Shares repurchased

(1,209,903)

(23,129,728)

(1,125,373)

(24,586,831)

Net increase (decrease)

(376,397)

$
(7,360,697)

190,786

$
3,669,190

Class C

Shares sold

111,752

$
1,754,669

120,439

$
2,254,425

Shares issued on reinvestment

145,422

2,343,439

409,433

7,333,499

Shares repurchased

(764,988)

(12,164,407)

(614,113)

(11,529,844)

Net decrease

(507,814)

$
(8,066,299)

(84,241)

$
(1,941,920)

Class I

Shares sold

205,723

$
4,182,364

205,803

$
4,721,161

Shares issued on reinvestment

12,273

248,453

44,410

981,909

Shares repurchased

(435,494)

(9,097,662)

(157,816)

(3,648,209)

Net increase (decrease)

(217,498)

$
(4,666,845)

92,397

$
2,054,861

Class IS

Shares sold

28,438

$
588,667

36,175

$
834,784

Shares issued on reinvestment

16,002

324,300

42,176

933,339

Shares repurchased

(95,316)

(1,993,185)

(108,272)

(2,477,954)

Net decrease

(50,876)

$
(1,080,218)

(29,921)

$
(709,831)

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended September 30, was as follows:

2016

2015

Distributions paid from:

Ordinary income

$
119,851

$
2,820,017

Net long-term capital gains

7,913,739

21,588,934

Total distributions paid

$
8,033,590

$
24,408,951

28

ClearBridge Small Cap Value Fund 2016 Annual Report

As of September 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed long-term capital gains — net

$
14,347,015

Capital loss carryforward*

(2,194,015)

Other book/tax temporary differences(a)

(134,644)

Unrealized appreciation (depreciation)(b)

40,058,975

Total accumulated earnings (losses) — net

$
52,077,331

During the taxable year ended September 30, 2016, the Fund utilized $ 2,194,015 of its capital loss carryforward available from prior years, subject to an annual limitation of $2,194,015 as a result of a previous reorganization. As of September 30, 2016, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration

Amount

9/30/2017

$
(2,194,015
)

*
This amount will be available to offset any future taxable capital gains.

(a)
  Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and book/tax differences in the basis of partnership interests.

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

ClearBridge Small Cap Value Fund 2016 Annual Report

29

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statement of assets and
liabilities of ClearBridge Small Cap Value Fund (the “Fund”), a series of Legg Mason Partners Equity Trust, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ClearBridge
Small Cap Value Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 15,
2016

30

ClearBridge Small Cap Value Fund 2016 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of ClearBridge Small Cap Value Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent
Trustees†

Paul R. Ades

Year of birth

1940

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1983

Principal occupation(s) during past five years

Paul R. Ades, PLLC (law firm) (since 2000)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

Andrew L. Breech

Year of birth

1952

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1991

Principal occupation(s) during past five years

President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

Dwight B. Crane

Year of birth

1937

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1981

Principal occupation(s) during past five years

Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since
1969)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

ClearBridge Small Cap Value Fund

31

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees
cont’d

Althea L. Duersten

Year of birth

1951

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 2014

Principal occupation(s) during past five years

Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee
(2007 to 2011)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

Frank G. Hubbard

Year of birth

1937

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1993

Principal occupation(s) during past five years

President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to
2015)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

Howard J. Johnson

Year of birth

1938

Position(s) with Trust

Trustee and Chairman

Term of office[1] and length of time served[2]

From 1981 to 1998 and since 2000 (Chairman since 2013)

Principal occupation(s) during past five years

Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

Jerome H. Miller

Year of birth

1938

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1995

Principal occupation(s) during past five years

Retired

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

32

ClearBridge Small Cap Value Fund

Independent Trustees
cont’d

Ken Miller

Year of birth

1942

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1983

Principal occupation(s) during past five years

Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung
(1963 to 2012)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

None

John J. Murphy

Year of birth

1944

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 2002

Principal occupation(s) during past five years

Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income
Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly

Year of birth

1948

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1983

Principal occupation(s) during past five years

Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson
Coburn LLP (law firm) (since 2009)

Number of funds in fund complex overseen by Trustee

46

Other board memberships held by Trustee during past five years

Director, Citizens National Bank of Greater St. Louis (since 2006)

ClearBridge Small Cap Value Fund

33

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and
Officer

Jane Trust[3]

Year of birth

1962

Position(s) with Trust

Trustee, President and Chief Executive Officer

Term of office[1] and length of time served[2]

Since 2015

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of
ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)

Number of funds in fund complex overseen by Trustee

152

Other board memberships held by Trustee during past five years

None

Additional Officers

  Ted P. Becker
 Legg
Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Chief Compliance Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg
Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

  Susan Kerr
Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1949

Position(s) with Trust

Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]

Since 2013

Principal occupation(s) during past five years

Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money
Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly,
AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to
2008)

34

ClearBridge Small Cap Value Fund

Additional Officers
cont’d

  Jenna Bailey
 Legg
Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1978

Position(s) with Trust

Identity Theft Prevention Officer

Term of office[1] and length of time served[2]

Since 2015

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of
Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co.
(2007 to 2011)

  Robert I. Frenkel   Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1954

Position(s) with Trust

Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason
& Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors
(prior to 2006)

  Thomas C. Mandia   Legg Mason
 100 First Stamford Place, 6th Floor,
Stamford, CT 06902

Year of birth

1962

Position(s) with Trust

Assistant Secretary

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005);
Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC
(“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

ClearBridge Small Cap Value Fund

35

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
cont’d

  Richard F. Sennett   Legg Mason
100 International Drive, 7th Floor, Baltimore, MD 21202

Year of birth

1970

Position(s) with Trust

Principal Financial Officer

Term of office[1] and length of time served[2]

Since 2011

Principal occupation(s) during past five years

Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since
2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment
Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

  Christopher Berarducci   Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1974

Position(s) with Trust

Treasurer

Term of office[1] and length of time served[2]

Since 2014

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since
2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

  Jeanne M. Kelly   Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Senior Vice President

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA
(since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to
2015)

†
Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940
Act”).

[1]
  Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]
  Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]
  Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

36

ClearBridge Small Cap Value Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2016:

Record date:

12/9/2015

6/8/2016

Payable date:

12/10/2015

6/9/2016

Ordinary income:

Qualified dividend income for individuals

100.00
%

100.00
%

Dividends qualifying for the dividends

received deduction for corporations

100.00
%

100.00
%

Long-term capital gain dividend

$0.823460

$
0.005100

Please retain this information for your records.

ClearBridge Small Cap Value Fund

37

ClearBridge

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Small Cap Value Fund

The Fund is a separate investment series of Legg Mason
Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its
complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at
www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended
June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider
the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor
Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

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Personal information included on applications or other forms;

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Account balances, transactions, and mutual fund holdings and positions;

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Online account access user IDs, passwords, security challenge question responses; and

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  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

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  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

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Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

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The Funds’ representatives such as legal counsel, accountants and auditors; and

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Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’
behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive
to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to
you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01745 11/16 SR16-2904

ITEM 2.
CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that
Andrew L. Breech possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Andrew L. Breech as the Audit Committee’s financial expert. Andrew L. Breech is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the
last two fiscal years ending September 30, 2015 and September 30, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the
Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $186,663 in 2015 and $189,700 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $0 in 2016.

(c) Tax Fees.
The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $36,780 in 2015 and $24,680 in 2016. These services consisted of (i)
review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed
for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d)
All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) and (c) of this Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC
(“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”)
advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the
Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible
non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees
billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the
Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)
The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B.
Crane

Althea L. Duersten

Frank G. Hubbard

Howard J.
Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)
Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company
Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)
Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

November 22, 2016

By:

/s/ Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date:

November 22, 2016